Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Forethought Variable Insurance Trust
Entity Central Index Key	0001580353
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000130709
Shareholder Report [Line Items]
Fund Name	Global Atlantic American Funds<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Managed Risk Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic American Funds® Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$92	0.87%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.87%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class II	11.05%	5.36%	5.51%
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative	10.72%	5.11%	5.37%
MSCI World Index	18.67%	11.17%	9.95%

Effective as of May 1, 2024, the MSCI World Index replaced the S&P Global Managed Risk LargeMidCap Index – Moderate Conservative as the Portfolio’s broad-based securities market index. The MSCI World Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser’s asset allocation decisions.

AssetsNet	$ 148,184,471
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 789,442
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$148,184,471
Total advisory fees paid	$789,442
Total number of portfolio holdings	11
Period portfolio turnover rate	11%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Variable Insurance Trusts - Equity Funds	51.0%
Variable Insurance Trusts - Debt Funds	35.9%
Mutual Funds	8.4%
Short-Term Investments	4.7%
Other Assets Less Liabilities - Net	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Material Fund Change [Text Block]

Material changes to the Fund during the period

Effective May 1, 2024, Unrated Debt Securities Risk was added as a principal risk of the Fund.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus dated May 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/ or upon request by calling 1(877) 355-1820.

C000130712
Shareholder Report [Line Items]
Fund Name	Global Atlantic Balanced Managed Risk Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic Balanced Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$96	0.92%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.92%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class II	8.46%	3.89%	4.10%
S&P Global Managed Risk LargeMidCap Index - Conservative	9.18%	4.18%	4.76%
MSCI World Index	18.67%	11.17%	9.95%

Effective as of May 1, 2024, the MSCI World Index replaced the S&P Global Managed Risk LargeMidCap Index – Conservative as the Portfolio’s broad-based securities market index. The MSCI World Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser’s asset allocation decisions. From October 1, 2016 to May 1, 2021, BlackRock Financial Management, Inc. served as a sub-adviser to the Capital Appreciation and Income Component of the Portfolio. In addition, effective May 1, 2021 the sub-adviser to the Capital Appreciation and Income Component of the Portfolio changed from BlackRock Financial Management, Inc. to BlackRock Investment Management, LLC. No changes were made to the Portfolio’s principal investment strategies or to the portfolio management team as a result of the change in sub-adviser.

AssetsNet	$ 72,277,033
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 437,644
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$72,277,033
Total advisory fees paid	$437,644
Total number of portfolio holdings	26
Period portfolio turnover rate	39%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	49.0%
Exchange Traded Funds - Debt Funds	46.6%
Short-Term Investments	4.4%
Other Assets Less Liabilities - Net	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Material Fund Change [Text Block]

Material changes to the Fund during the period

Effective May 1, 2024, Corporate Loans Risk, Distressed Securities Risk and Mortgage- and Asset-Backed Securities Risk were added as principal risks of the Fund.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus dated May 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/ or upon request by calling 1(877) 355-1820.

C000130710
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Selects Managed Risk Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic BlackRock Selects Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$97	0.92%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.92%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class II	10.28%	4.90%	3.91%
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative	10.72%	5.11%	5.37%
MSCI ACWI Index	17.49%	10.06%	9.23%

Effective as of May 1, 2024, the MSCI All Country World Index (“MSCI ACWI Index”) (Net Total Return, USD) replaced the S&P Global Managed Risk LargeMidCap Index – Moderate Conservative as the Portfolio’s broad-based securities market index. The MSCI ACWI Index (Net Total Return, USD) was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to May 1, 2019, the Capital Appreciation and Income Component of the Portfolio was managed pursuant to a different investment strategy by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser and the prior investment strategy.

AssetsNet	$ 148,037,212
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 876,758
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$148,037,212
Total advisory fees paid	$876,758
Total number of portfolio holdings	22
Period portfolio turnover rate	79%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	44.9%
Exchange Traded Funds - Debt Funds	28.5%
Variable Insurance Trusts - Asset Allocation Fund	20.7%
Short-Term Investments	6.0%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
C000141021
Shareholder Report [Line Items]
Fund Name	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic Franklin Dividend and Income Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$123	1.19%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.19%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class II	6.92%	4.88%	5.41%
S&P 500 Managed Risk Index - Moderate	16.41%	8.24%	7.88%
S&P 500® Index	25.02%	14.53%	13.10%

Effective as of May 1, 2024, the S&P 500® Index replaced the S&P 500 Managed Risk Index – Moderate as the Portfolio’s broad-based securities market index. The S&P 500® Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to July 5, 2017, the fixed-income sleeve of the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser’s asset allocation decisions. The sub-adviser to the equity sleeve of the Capital Appreciation and Income Component of the Portfolio changed effective March 1, 2018 due to an organizational restructuring whereby all of the investment personnel responsible for the management of the equity sleeve transitioned from Franklin Advisory Services, LLC to Franklin Advisers.

AssetsNet	$ 175,313,006
Holdings Count | Holding	293
Advisory Fees Paid, Amount	$ 1,555,753
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$175,313,006
Total advisory fees paid	$1,555,753
Total number of portfolio holdings	293
Period portfolio turnover rate	28%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks	70.8%
Corporate Bonds and Notes	9.6%
Agency Mortgage Backed Securities	8.7%
Short-Term Investments	5.7%
U.S. Treasury Securities and Agency Bonds	3.9%
Asset Backed and Commercial Backed Securities	3.4%
Other Investments	1.3%
Other Assets Less Liabilities - Net	(3.4)%
Total	100.0%

Material Fund Change [Text Block]

Material changes to the Fund during the period

Effective May 1, 2024, Unrated Debt Securities Risk was added as a principal risk of the Fund.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus dated May 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/ or upon request by calling 1(877) 355-1820.

C000141029
Shareholder Report [Line Items]
Fund Name	Global Atlantic Growth Managed Risk Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic Growth Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$94	0.88%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.88%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class II	12.56%	6.08%	5.21%
S&P Global Managed Risk LargeMidCap Index - Moderate Aggressive	13.65%	6.81%	6.48%
S&P 500® Index	25.02%	14.53%	13.10%

Effective as of May 1, 2024, the S&P 500® Index replaced the S&P Global Managed Risk LargeMidCap Index – Moderate Aggressive as the Portfolio’s broad-based securities market index. The S&P 500® Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser’s asset allocation decisions. From October 1, 2016 to May 1, 2021, BlackRock Financial Management, Inc. served as a sub-adviser to the Capital Appreciation and Income Component of the Portfolio. In addition, effective May 1, 2021 the sub-adviser to the Capital Appreciation and Income Component of the Portfolio changed from BlackRock Financial Management, Inc. to BlackRock Investment Management, LLC. No changes were made to the Portfolio’s principal investment strategies or to the portfolio management team as a result of the change in sub-adviser.

AssetsNet	$ 272,902,146
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,517,028
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$272,902,146
Total advisory fees paid	$1,517,028
Total number of portfolio holdings	26
Period portfolio turnover rate	34%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	80.9%
Exchange Traded Funds - Debt Funds	15.1%
Short-Term Investments	3.9%
Other Assets Less Liabilities - Net	0.1%
Total	100.0%

Material Fund Change [Text Block]

Material changes to the Fund during the period

Effective May 1, 2024, Corporate Loans Risk, Distressed Securities Risk and Mortgage- and Asset-Backed Securities Risk were added as principal risks of the Fund.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus dated May 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/ or upon request by calling 1(877) 355-1820.

C000141028
Shareholder Report [Line Items]
Fund Name	Global Atlantic Moderate Growth Managed Risk Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic Moderate Growth Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$97	0.92%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.92%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class II	10.50%	5.00%	4.85%
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative	10.72%	5.11%	5.37%
MSCI World Index	18.67%	11.17%	9.95%

Effective as of May 1, 2024, the MSCI World Index replaced the S&P Global Managed Risk LargeMidCap Index – Moderate Conservative as the Portfolio’s broad-based securities market index. The MSCI World Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser’s asset allocation decisions. From October 1, 2016 to May 1, 2021, BlackRock Financial Management, Inc. served as a sub-adviser to the Capital Appreciation and Income Component of the Portfolio. In addition, effective May 1, 2021 the sub-adviser to the Capital Appreciation and Income Component of the Portfolio changed from BlackRock Financial Management, Inc. to BlackRock Investment Management, LLC. No changes were made to the Portfolio’s principal investment strategies or to the portfolio management team as a result of the change in sub-adviser.

AssetsNet	$ 90,818,979
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 525,544
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$90,818,979
Total advisory fees paid	$525,544
Total number of portfolio holdings	27
Period portfolio turnover rate	35%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	63.2%
Exchange Traded Funds - Debt Funds	31.9%
Short-Term Investments	5.0%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

Material Fund Change [Text Block]

Material changes to the Fund during the period

Effective May 1, 2024, Corporate Loans Risk, Distressed Securities Risk and Mortgage- and Asset-Backed Securities Risk were added as principal risks of the Fund.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus dated May 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/ or upon request by calling 1(877) 355-1820.

C000130713
Shareholder Report [Line Items]
Fund Name	Global Atlantic Select Advisor Managed Risk Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic Select Advisor Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class II	12.17%	5.14%	5.46%
S&P Global Managed Risk LargeMidCap Index - Moderate	12.17%	5.99%	5.93%
MSCI World Index	18.67%	11.17%	9.95%

Effective as of May 1, 2024, the MSCI World Index replaced the S&P Global Managed Risk LargeMidCap Index – Moderate as the Portfolio’s broad-based securities market index. The MSCI World Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser’s asset allocation decisions.

AssetsNet	$ 69,099,342
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 199,579
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$69,099,342
Total advisory fees paid	$199,579
Total number of portfolio holdings	17
Period portfolio turnover rate	23%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Variable Insurance Trusts - Equity Funds	57.8%
Variable Insurance Trusts - Debt Funds	20.3%
Exchange Traded Funds - Equity Funds	11.1%
Exchange Traded Funds - Debt Funds	5.8%
Short-Term Investments	5.0%
Other Assets Less Liabilities - Net	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Material Fund Change [Text Block]

Material changes to the Fund during the period

Effective May 1, 2024, Unrated Debt Securities Risk was added as a principal risk of the Fund.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus dated May 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/ or upon request by calling 1(877) 355-1820.

C000130711
Shareholder Report [Line Items]
Fund Name	Global Atlantic Wellington Research Managed Risk Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic Wellington Research Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$126	1.19%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.19%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class II	12.33%	5.85%	6.11%
S&P 500 Managed Risk Index - Moderate Conservative	14.32%	7.12%	7.11%
MSCI World Index	18.67%	11.17%	9.95%

Effective as of May 1, 2024, the MSCI World Index replaced the S&P 500 Managed Risk Index – Moderate Conservative as the Portfolio’s broad-based securities market index. The MSCI World Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 308,002,351
Holdings Count | Holding	548
Advisory Fees Paid, Amount	$ 2,666,166
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$308,002,351
Total advisory fees paid	$2,666,166
Total number of portfolio holdings	548
Period portfolio turnover rate	85%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks	62.0%
U.S. Treasury Securities and Agency Bonds	14.8%
Agency Mortgage Backed Securities	9.2%
Corporate Bonds and Notes	7.3%
Short-Term Investments	4.8%
Asset Backed and Commercial Backed Securities	2.2%
Other Investments	1.0%
Other Assets Less Liabilities - Net	(1.3)%
Total	100.0%

Material Fund Change [Text Block]